Financial risk management	12 Months Ended
Mar. 31, 2020
Financial risk management [Abstract]
Financial risk management
31.
Financial risk management

The Company’s activities expose it to a variety of financial risks, including market risk, credit risk and liquidity risk. The Company’s primary risk management focus is to minimize potential adverse effects of market risk on its financial performance. The Company’s risk management assessment and policies and processes are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor such risks and compliance with the same. Risk assessment and management policies and processes are reviewed regularly to reflect changes in market conditions and the Company’s activities. The Board of Directors and the Audit Committee is responsible for overseeing the Company’s risk assessment and management policies and processes.

a.
Market risk

Market risk is the risk of loss of future earnings, fair values or future cash flows that may result from adverse changes in market rates and prices (such as interest rates, foreign currency exchange rates and commodity prices) or in the price of market risk-sensitive instruments as a result of such adverse changes in market rates and prices. Market risk is attributable to all market risk-sensitive financial instruments, all foreign currency receivables and payables and all short-term and long-term debt. The Company is exposed to market risk primarily related to foreign exchange rate risk, interest rate risk and the market value of its investments. Thus, the Company’s exposure to market risk is a function of investing and borrowing activities and revenue generating and operating activities in foreign currencies.

Foreign exchange risk

The Company’s foreign exchange risk arises from its foreign operations, foreign currency revenues and expenses, (primarily in U.S. dollars, Russian roubles, U.K. pounds sterling and Euros) and foreign currency borrowings (in U.S. dollars, Russian roubles, South African rands, Mexican pesos and Brazilian reals). A significant portion of the Company’s revenues are in these foreign currencies, while a significant portion of its costs are in Indian rupees. As a result, if the value of the Indian rupee appreciates relative to these foreign currencies, the Company’s revenues measured in Indian rupees may decrease. The exchange rate between the Indian rupee and these foreign currencies has changed substantially in recent periods and may continue to fluctuate substantially in the future. Consequently, the Company uses both derivative and non-derivative financial instruments, such as foreign exchange forward contracts, option contracts, currency swap contracts and foreign currency financial liabilities, to mitigate the risk of changes in foreign currency exchange rates in respect of its highly probable forecast transactions and recognized assets and liabilities.

The details in respect of the outstanding foreign exchange forward and option contracts are given in Note 30 to these consolidated financial statements.

In respect of the Company’s forward and option contracts, a 10% decrease/increase in the respective exchange rates of each of the currencies underlying such contracts would have resulted in:

•	a Rs.1,203/(1,740) increase/(decrease) in the Company’s hedging reserve and a Rs.2,070/(1,745) increase/(decrease) in the Company’s profit from such contracts, as at March 31, 2020;

•	a Rs.1,872/(1,349) increase/(decrease) in the Company’s hedging reserve and a Rs.1,789/(1,873) increase/(decrease) in the Company’s profit from such contracts, as at March 31, 2019; and

•	a Rs.1,277/(1,338) increase/(decrease) in the Company’s hedging reserve and a Rs.403/(308) increase/(decrease) in the Company’s profit from such contracts, as at March 31, 2018.

The following table analyzes foreign currency risk from non-derivative financial instruments as at March 31, 2020:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	365	Rs.	43	Rs.	4	Rs.	135	Rs.	547
Other investments		24		-		-		-		24
Trade and other receivables		31,931		705		989		317		33,942
Other assets		921		15		3		153		1,092
Total	Rs.	33,241	Rs.	763	Rs.	996	Rs.	605	Rs.	35,605
Liabilities:
Trade and other payables	Rs.	1,857	Rs.	525	Rs.	-	Rs.	73	Rs.	2,455
Long-term borrowings		4,401		2		3		77		4,483
Short-term borrowings		7,316		-		-		-		7,316
Other liabilities and provisions		5,534		60		52		400		6,046
Total	Rs.	19,108	Rs.	587	Rs.	55	Rs.	550	Rs.	20,300

The following table analyzes foreign currency risk from non-derivative financial instruments as at March 31, 2019:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	339	Rs.	30	Rs.	58	Rs.	418	Rs.	845
Other investments		20		-		-		-		20
Trade and other receivables		20,524		437		7,290		2,969		31,220
Other assets		298		18		68		138		522
Total	Rs.	21,181	Rs.	485	Rs.	7,416	Rs.	3,525	Rs.	32,607
Liabilities:
Trade and other payables	Rs.	2,426	Rs.	1,044	Rs.	-	Rs.	267	Rs.	3,737
Long-term borrowings		5,186		-		-		-		5,186
Short-term borrowings		7,538		-		1,387		307		9,232
Other liabilities and provisions		6,542		58		1,517		855		8,972
Total	Rs.	21,692	Rs.	1,102	Rs.	2,904	Rs.	1,429	Rs.	27,127

(1)	Others primarily consists of U.K. pounds sterling, Swiss francs, Romanian new leus, Chinese Yuans (Renminbi), Canadian Dollars and Ukrainian hryvnia.

For the years ended March 31, 2020 and 2019, every 10% depreciation/appreciation in the exchange rate between the Indian rupee and the respective currencies for the above mentioned financial assets/liabilities would affect the Company’s net profit by Rs.1,531 and Rs.548, respectively.

Interest rate risk

As of March 31, 2020, the Company had loans with floating interest rates as follows: Rs.10,971 of loans carrying a floating interest rate ranging from 1 Month LIBOR plus 12.5 bps to 1 Month LIBOR plus 82.7 bps; Rs.4,000 of loans carrying a floating interest rate of 1 Month India Treasury Bill plus 60 bps; Rs.1,627 of loans carrying a floating interest rate of 3 Month LIBOR plus 55 bps; Rs.1,579 of loans carrying a floating interest rate of TIIE+1.25%; and Rs.63 of loans carrying a floating interest rate of 1 Month JIBAR plus 120 bps.

As of March 31, 2019, the Company had loans with floating interest rates as follows: Rs.31,154 of loans carrying a floating interest rate ranging from 1 Month LIBOR plus 25 bps to 1 Month LIBOR plus 105 bps; Rs.72 of loans carrying a floating interest rate of 1 Month JIBAR plus 120 bps; and Rs.1,749 of loans carrying a floating interest rate of TIIE+1.25%. These loans expose the Company to risk of changes in interest rates. The Company’s treasury department monitors the interest rate movement and manages the interest rate risk based on its policies, which include entering into interest rate swaps as considered necessary.

For details of the Company’s short-term and long-term loans and borrowings, including interest rate profiles, refer to Note 16 of these consolidated financial statements.

For the years ended March 31, 2020, 2019 and 2018, every 10% increase or decrease in the floating interest rate component (i.e., LIBOR, JIBAR, T-bill and TIIE) applicable to its loans and borrowings would affect the Company’s net profit by Rs.41, Rs.93 and Rs.77, respectively.

The carrying value of the Company’s borrowings, interest component of which was designated in a cash flow hedge, was Rs. Nil and Rs.3,458 as of March 31, 2020 and 2019, respectively.

The Company’s investments in term deposits (i.e., certificates of deposit) with banks and short-term liquid mutual funds are for short durations, and therefore do not expose the Company to significant interest rates risk.

Commodity rate risk

Exposure to market risk with respect to commodity prices primarily arises from the Company’s purchases and sales of active pharmaceutical ingredients, including the raw material components for such active pharmaceutical ingredients. These are commodity products, whose prices may fluctuate significantly over short periods of time. The prices of the Company’s raw materials generally fluctuate in line with commodity cycles, although the prices of raw materials used in the Company’s active pharmaceutical ingredients business are generally more volatile. Cost of raw materials forms the largest portion of the Company’s cost of revenues. Commodity price risk exposure is evaluated and managed through operating procedures and sourcing policies. As of March 31, 2020, the Company had not entered into any material derivative contracts to hedge exposure to fluctuations in commodity prices.

b.
Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s receivables from customers and investment securities. Credit risk is managed through credit approvals, establishing credit limits and continuously monitoring the creditworthiness of customers to which the Company grants credit terms in the normal course of business. The Company establishes an allowance for doubtful debts and impairment that represents its estimate of expected losses in respect of trade and other receivables and investments.

Trade and other receivables

The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The demographics of the customer, including the default risk of the industry and country in which the customer operates, also has an influence on credit risk assessment. Credit risk is managed through credit approvals, establishing credit limits and continuously monitoring the creditworthiness of customers to which the Company grants credit terms in the normal course of business.

Investments

The Company limits its exposure to credit risk by generally investing in liquid securities and only with counterparties that have a good credit rating. The Company does not expect any losses from non-performance by these counter-parties, and does not have any significant concentration of exposures to specific industry sectors or specific country risks.

Details of financial assets – not due, past due and impaired

None of the Company’s cash equivalents, including term deposits (i.e., certificates of deposit) with banks, were past due or impaired as at Ma rc
h 31, 2020. The Company’s credit period for trade and other receivables payable by its customers generally ranges from 20 - 180 days.

The aging of trade and other receivables is given below:

	As of March 31,
Particulars	2020		2019
Neither past due nor impaired	Rs.	45,864	Rs.	33,874
Past due but not impaired
Less than 365 days		6,305		6,262
More than 365 days		1,048		1,018
	Rs.	53,217	Rs.	41,154
Less : Allowance for credit losses		(1,202)		(1,172)
Total	Rs.	52,015	Rs.	39,982

See Note 8 of these consolidated financial statements for the activity in the allowance for credit losses on trade and other receivables.

Other than trade and other receivables, the Company has no significant class of financial assets that is past due but not impaired.

c.
Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company manages its liquidity risk by ensuring, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risk to the Company’s reputation.

As of March 31, 2020 and 2019, the Company had uncommitted lines of credit from banks of Rs.39,374 and Rs.47,134, respectively.

As of March 31, 2020, the Company had working capital of Rs.57,556, including cash and cash equivalents of Rs.2,053, investments in term deposits with banks, bonds and commercial paper of Rs.7,862, investments in marked linked debentures of Rs.1,993 and investments in mutual funds of Rs.13,832. As of March 31, 2019, the Company had working capital of Rs.54,801, including cash and cash equivalents of Rs.2,228, investments in term deposits with banks (i.e., deposits having original maturities of more than 3 months), bonds and commercial paper of Rs.6,289 and investments in mutual funds of Rs.16,240.

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 16 to these consolidated financial statements) as at March 31, 2020:

Particulars	2021		2022		2023		2024		Thereafter		Total
Trade and other payables	Rs.	16,659	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	16,659
Bank overdraft, short-term borrowings		16,532		-		-		-		-		16,532
Derivative financial instruments		1,602		-		-		-		-		1,602
Other liabilities and provisions		24,566		-		-		-		751		25,317

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under finance leases, which have been disclosed in Note 16 to these consolidated financial statements) as at March 31, 2019:

Particulars	2020		2021		2022		2023		Thereafter		Total
Trade and other payables	Rs.	14,553	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	14,553
Bank overdraft, short-term borrowings		12,125		-		-		-		-		12,125
Derivative financial instruments		68		-		-		-		-		68
Other liabilities and provisions		21,113		17		17		17		738		21,902